EQUITY COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY COMPENSATION PLANS
Summary of stock option activity and average exercise prices

	2012		2011		2010
	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE
	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)

Outstanding, beginning of year	20,126,579	$41.45	19,988,025	$38.66	22,262,204	$36.22
Granted	2,238,267	71.17	2,661,551	55.38	1,783,293	48.03
Issued in connection with Nalco merger	—	—	883,173	29.35	—	—
Exercised	(6,774,032)	35.16	(3,331,926)	32.59	(3,813,865)	28.46
Canceled	(465,658)	53.61	(74,244)	43.68	(243,607)	43.86
Outstanding, end of year	15,125,156	$48.29	20,126,579	$41.45	19,988,025	$38.66
Exercisable, end of year	11,036,700	$42.77	15,885,276	$38.57	16,091,416	$37.42
Vested and expected to vest, end of year	14,770,288	$48.01

(a) Represents weighted average price.

Weighted-average grant-date fair value of options granted and significant assumptions used in determining the underlying fair value of each option grant

	2012	2011	2010
Weighted-average grant-date fair value of options granted at market prices	$13.77	$11.01	$10.11
Assumptions
Risk-free rate of return	0.9%	1.4%	2.0%
Expected life	6 years	6 years	6 years
Expected volatility	22.8%	22.8%	23.1%
Expected dividend yield	1.3%	1.4%	1.4%

Summary of non-vested PBRSU awards and restricted stock activity

		GRANT		GRANT
	PBRSU	DATE FAIR	RSAs AND	DATE FAIR
	AWARDS	VALUE(a)	RSUs	VALUE(a)
December 30, 2010	845,630	$44.70	167,171	$43.54
Granted	572,350	52.96	126,121	51.02
Issued in connection with Nalco merger	857,366	55.62	808,883	55.62
Vested / Earned	(13,360)	55.62	(81,874)	48.71
Canceled	(121,321)	54.07	(3,641)	41.80
December 31, 2011	2,140,665	50.68	1,016,660	53.67
Granted	454,620	68.63	230,193	64.10
Vested / Earned	(285,249)	55.62	(362,926)	53.80
Canceled	(218,764)	53.14	(86,714)	52.03
December 31, 2012	2,091,272	$53.65	797,213	$56.79

(a) Represents weighted average price.